COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

As of June 30, 2025, there was no pending legal proceeding to which the Company is a party that will have a material effect on the Company’s business, results of operations or cash flows.

16. COMMITMENTS AND CONTINGENCIES

As of December 31, 2024, there was no pending legal proceeding to which the Group is a party that will have a material effect on the Group’s business, results of operations or cash flows.